Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
9. Stock-based Compensation
2019 Stock Incentive Plan
In January 2019, the Company’s Board of Directors adopted the 2019 Stock Incentive Plan (the “2019 Plan”). The 2019 Plan provides for the grant of stock options, stock awards and restricted stock units to employees, members of the Company’s Board of Directors and non-employee
consultants and advisors. The 2019 Plan initially provided for the issuance of up to 2,219,565 shares of common stock. The 2019 Plan was subsequently amended in May 2019, June 2020, October 2020, April 2021, November 2021 and March 2023 to modify the number of shares of common stock issuable under the 2019 Plan. Subsequent to the March 2023 amendment to the 2019 Plan, the Company can now issue up to 15,048,960 shares of common stock under the 2019 Plan. As of September 30, 2023, there were 949,921 shares available for future issuance under the 2019 Plan.
Stock-based Compensation Expense
Total stock-based compensation expense recognized in the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2023 and 2022 was as follows (in thousands):

	Nine Months Ended September 30,
	2023	2022
Research and development	$402	$182
General and administrative	752	723

Total stock-based compensation expense	$1,154	$905

Restricted Common Stock Activity
Prior to the adoption of the 2019 Plan, the Company issued shares of restricted common stock to its founders as well as to certain employees. The restrictions on the common stock generally lapse over two to four years. In the event that a recipient ceases to provide service to the Company, the Company has the right to repurchase any unvested shares of restricted common stock at their original purchase price. As a result of this repurchase right, the Company recorded the issuance of such restricted common stock as a liability in the condensed consolidated balance sheets. Amounts are reclassified to common stock at par and additional paid-in
capital as the restricted common stock vests and restrictions lapse.
The following table summarizes restricted common stock activity during the nine months ended September 30, 2023 (in thousands, except per share amounts):

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested as of December 31, 2022	58	$0.03
Granted	—	$—
Vested	(54)	$0.01
Repurchased	—	$—

Unvested as of September 30, 2023	4	$0.04

The aggregate fair value of restricted common stock that vested during the nine months ended September 30, 2023, based upon the fair value of the underlying restricted common stock on the day of vesting, was less than $0.1 million, and for the nine months ended September 30, 2022 was $0.4 million.
Stock Option Activity
The fair value of stock options granted during the nine months ended September 30, 2023 and 2022 was calculated on the date of grant using the following weighted-average assumptions:

	Nine Months Ended September 30,
	2023	2022
Risk-free interest rate	3.6%	1.9%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.1
Expected volatility	69.5%	73.4%
Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2023 and 2022 was $0.69 and $0.74 per share, respectively.
The following table summarizes changes in stock option activity during the nine months ended September 30, 2023 (in thousands, except per share amounts):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	9,280	$0.74	8.0	$2,953
Granted	4,050	$1.06
Exercised	(533)	$0.66
Cancelled	(488)	$1.00

Outstanding as of September 30, 2023	12,309	$0.84	8.1	$3,135

Exercisable at September 30, 2023	5,480	$0.67	7.3	$2,306
The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2023 and 2022 was $0.2 million and $0.1 million, respectively.
As of September 30, 2023, there was unrecognized stock-based compensation expense related to unvested stock options of $3.9 million, which the Company expects to recognize over a weighted-average period of approximately 2.7 years.

11. Stock-based Compensation
2019 Stock Incentive Plan
In January 2019, the Company’s Board of Directors adopted the 2019 Stock Incentive Plan (the “2019 Plan”). The 2019 Plan provides for the grant of stock options, stock awards and restricted stock units to employees, members of the Company’s Board of Directors and non-employee
consultants and advisors. The 2019 Plan initially provided for the issuance of up to 2,219,565 shares of common stock. The 2019 Plan was subsequently amended in May 2019, June 2020, October 2020, April 2021 and November 2021 to modify the number of shares of common stock issuable under the 2019 Plan. Subsequent to the November 2021 amendment to the 2019 Plan, the Company can now issue up to 13,748,930 shares of common stock under the 2019 Plan. As of December 31, 2022, there were 3,217,888 shares available for future issuance under the 2019 Plan.
Stock-based Compensation Expense
Total stock-based compensation expense recognized in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021 was as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$243	$137
General and administrative	897	670

Total stock-based compensation expense	$1,140	$807

Restricted Common Stock Activity
Prior to the adoption of the 2019 Plan, the Company issued shares of restricted common stock to its founders as well as to certain employees. The restrictions on the common stock generally lapse over two to four years. In the event that a recipient ceases to provide service to the Company, the Company has the right to repurchase any unvested shares of restricted common stock at their original purchase price. As a result of this repurchase right, the Company recorded the issuance of such restricted common stock as a liability in the consolidated balance sheets. Amounts are reclassified to common stock at par and additional paid-in
capital as the restricted common stock vests and restrictions lapse.
The following table summarizes restricted common stock activity during the year ended December 31, 2022 (in thousands, except per share amounts):

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested as of December 31, 2021	488	$0.02
Granted	—	$—
Vested	(430)	$0.01
Repurchased	—	$—

Unvested as of December 31, 2022	58	$0.03

The aggregate fair value of restricted common stock that vested during the years ended December 31, 2022 and 2021, based upon the fair value of the underlying restricted common stock on the day of vesting, was $0.5 million and $0.3 million, respectively.
Stock Option Activity
The fair value of stock options granted during the years ended December 31, 2022 and 2021 was calculated on the date of grant using the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	2.5%	1.0%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.0
Expected volatility	72.9%	71.9%

Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the years ended December 31, 2022 and 2021 was $0.73 and $0.41 per share, respectively.
The following table summarizes changes in stock option activity during the year ended December 31, 2022 (in thousands, except per share amounts):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	8,322	$0.59	8.9	$4,478
Granted	3,156	$1.11
Exercised	(176)	$0.36
Cancelled	(2,022)	$0.73

Outstanding as of December 31, 2022	9,280	$0.74	8.0	$2,953

Exercisable at December 31, 2022	4,203	$0.60	7.1	$1,881
The aggregate intrinsic value of stock options exercised during the years ended December 31, 2022 and 2021 was $0.1 million and $0.2 million, respectively.
As of December 31, 2022, there was unrecognized stock-based compensation expense related to unvested stock options of $2.5 million, which the Company expects to recognize over a weighted-average period of approximately 2.7 years.